Other Financial Assets (Table)	12 Months Ended
Dec. 31, 2024
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Summary of composition of the other financial assets
The composition of the other financial assets as of December 31, 2024 and 2023 is as follows:

Composition	12/31/2024	12/31/2023
Receivables from spot sales of government securities pending settlement	285,913,206	204,671
Sundry debtors	156,551,005	226,028,927
Debtors from operations	57,379,951	151,757,434
Private securities	46,163,784	57,469,987
Receivables from spot sales of foreign currency pending settlement	156,374	3,077,595
Other	2,258,839	1,293,096

Subtotal	548,423,159	439,831,710

Less: Allowances for ECL	(279,916)	(1,296,294)

Total	548,143,243	438,535,416